Related Party Transactions (Details)	3 Months Ended	6 Months Ended			6 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	6 Months Ended					3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Cash Pooling Agreement [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] EUR (€)	Jun. 30, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Jun. 30, 2012 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Jun. 30, 2012 General Partner [Member] USD ($)	Jun. 30, 2012 General Partner [Member] EUR (€)	Jun. 30, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2012 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 30.30%
Amount of transaction							38,418,000	34,251,000	32,099,000	3,184,000	3,144,000	3,269,000	12,660,000	12,910,000	9,689,000	12,646,000	9,812,000	7,184,000	24,488,000	25,989,000	22,553,000						6,453,000	6,108,000	4,983,000	8,565,000	12,869,000	15,591,000	655,000
Due to related parties	$ 188,083,000	$ 188,083,000	$ 111,226,000	$ 32,871,000	$ 32,860,000	€ 26,100,000																€ 24,600,000	$ 7,760,000	€ 5,747,000	$ 2,003,000	€ 1,500,000								$ 1,588,000
Interest rate					2.606%	2.606%																1.942%	6.00%	6.00%	1.335%	1.335%								6.15%
Date of repayment		May 23, 2014			Oct. 31, 2011	Oct. 31, 2011																Jan. 03, 2011			Aug. 19, 2011	Aug. 19, 2011								Apr. 14, 2013